Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table: (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Exploration costs recognized in the statement of income
Geological and geophysical expenses		$ 83	$ 87	$ 136	$ 154
Exploration expenditures written off (includes dry wells and signature bonuses)		71	56	94	187
Contractual penalties on local content requirements	[1]	(110)	28	(108)	43
Other exploration expenses			19	1	21
Total expenses		44	190	123	405
Cash used in :
Operating activities		81	106	135	174
Investment activities		904	130	980	245
Total cash used		$ 985	$ 236	$ 1,115	$ 419

[1]	There was a US$ 127 reversal on June 30, 2022, as described in note 30.